                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number:                  811-22151

Exact name of registrant as specified in charter:    Oppenheimer Transition
                                                     2040 Fund

Address of principal executive offices:              6803 South Tucson Way
                                                     Centennial, CO 80112-3924

Name and address of agent for service:               Robert G. Zack,
                                                 Executive Vice President &
                                                     General Counsel
                                                     OppenheimerFunds, Inc.
                                                     Two World Financial Center
                                                     225 Liberty Street
                                                     New York, NY 10281-1008

Registrant's telephone number, including area code:  303-768-3200

Date of fiscal year end:                             02/28

Date of reporting period:                            07/01/2008-06/30/2009

Item 1. Proxy Voting Record

======================== OPPENHEIMER TRANSITION 2040 FUND ======================

Oppenheimer Small- & Mid- Cap Value Fund

Ticker:       QSCYX          Security ID:  68380E783
Meeting Date: MAY 21, 2009   Meeting Type: Special
Record Date:  FEB 24, 2009

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect David K. Downes as Trustee          For       For        Management
2     Elect Matthew P. Fink as Trustee          For       For        Management
3     Elect Phillip A. Griffiths as Trustee     For       For        Management
4     Elect Mary F. Miller as Trustee           For       For        Management
5     Elect Joel W. Motley as Trustee           For       For        Management
6     Elect John V. Murphy as Trustee           For       For        Management
7     Elect Mary Ann Tynan as Trustee           For       For        Management
8     Elect Joseph M. Wikler as Trustee         For       For        Management
9     Elect Peter I. Wold as Trustee            For       For        Management
10    Elect Brian F. Wruble as Trustee          For       For        Management
11    Approve Amended and Restated              For       For        Management
      Agreement/Declaration of Trust

                            SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Oppenheimer Transition 2040 Fund

By:          John V. Murphy*
             ---------------
             John V. Murphy,
             President and Principal Executive Officer

Date:        August 20, 2009

*By:         /s/ Randy Legg
             --------------
             Randy Legg, Attorney in Fact